RELATED PARTIES (Details Narrative) ₪ in Thousands, $ in Thousands	1 Months Ended							6 Months Ended		12 Months Ended
	Mar. 31, 2025	Apr. 30, 2024 USD ($)	Apr. 30, 2024 ILS (₪)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)
Mr. Ehud Gilboa [Member]
Related Party Transaction [Line Items]
Ordinary shares issued and outstanding, percentage								25.00%	25.00%	25.00%	25.00%
Management fee description								Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.	Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.	Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.	Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.
Management fee								$ 13	₪ 45	$ 13	₪ 45
Monthly rent fee								3	12	3	12
Secretarial services fee								4	₪ 15	4	₪ 15
Secretarial services fee increased		$ 2	₪ 5
Compensation adjustments description	(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 905 plus VAT ($250) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.
Mr. Ehud Gilboa [Member] | 2022 SAFEs [Member]
Related Party Transaction [Line Items]
Investments								35		35
Mr. Ehud Gilboa [Member] | 2024 SAFEs [Member]
Related Party Transaction [Line Items]
Investments								50		50
Short term investments								$ 10		$ 10
Dr. Dalia Meggido [Member]
Related Party Transaction [Line Items]
Ordinary shares issued and outstanding, percentage								25.00%	25.00%	25.00%	25.00%
Management fee description								Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.	Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.	Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.	Mr. Gilboa and Dr. Meggido are each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.
Management fee								$ 13	₪ 45	$ 13	₪ 45
Compensation adjustments description	(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 724 plus VAT ($200) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905 plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.
Dr. Dalia Meggido [Member] | 2022 SAFEs [Member]
Related Party Transaction [Line Items]
Investments								35		35
Dr. Dalia Meggido [Member] | 2024 SAFEs [Member]
Related Party Transaction [Line Items]
Investments								50		50
Short term investments								$ 10		$ 10
Dr Ronnie Hershman [Member]
Related Party Transaction [Line Items]
Ordinary shares issued and outstanding, percentage								18.00%	18.00%	18.00%	18.00%
Dr Ronnie Hershman [Member] | 2022 SAFEs [Member]
Related Party Transaction [Line Items]
Investments								$ 100		$ 100
Dr Ronnie Hershman [Member] | 2023 SAFEs [Member]
Related Party Transaction [Line Items]
Investments								100		100
Dr Ronnie Hershman [Member] | 2024 SAFEs [Member]
Related Party Transaction [Line Items]
Investments								100		100
Short term investments								290		290
Mr. Ehud Gilboa and Dr. Dalia Meggido [Member]
Related Party Transaction [Line Items]
Management fee										369		$ 366
Voluntary fee				$ 5	₪ 18	$ 3	₪ 9
Deferred liability										530		$ 318
Formulex Pharma Innovations Ltd [Member] | 2022 SAFEs [Member]
Related Party Transaction [Line Items]
Investments								$ 30		$ 30